Prospectus supplement	August 28, 2009

Putnam RetirementReady Funds Prospectus dated November 30, 2008

Effective August 28, 2009, each fund’s assets will be allocated among a different set of underlying Putnam funds. To reflect these new allocations, the funds’ prospectus is supplemented as follows:

257858 8/09

1. The table of target allocations in Fund summaries – Main investment strat-
egies – Asset Allocation, as modified by the table of target allocations in
Appendix A, is hereby replaced with the following:

Target Allocations as of August 28, 2009*

	2050	2045	2040	2035	2030	2025	2020	2015	2010	Maturity
Underlying Putnam fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Putnam Asset Allocation: Equity Portfolio	73%	66%	49%	28%	7%	0%	0%	0%	0%	0%

Putnam Asset Allocation: Growth Portfolio	16%	23%	39%	58%	68%	45%	12%	0%	0%	0%

Putnam Asset Allocation: Balanced Portfolio	0%	0%	0%	0%	6%	28%	50%	36%	9%	0%

Putnam Asset Allocation: Conservative Portfolio	0%	0%	0%	0%	0%	0%	2%	15%	30%	34%

Putnam Money Market Fund	0%	0%	0%	1%	2%	3%	4%	6%	6%	6%

Putnam Absolute Return 700 Fund	8%	8%	8%	8%	10%	12%	14%	11%	4%	0%

Putnam Absolute Return 500 Fund	2%	2%	2%	3%	4%	6%	8%	16%	26%	30%

Putnam Absolute Return 300 Fund	0%	0%	0%	0%	1%	3%	7%	11%	17%	21%

Putnam Absolute Return 100 Fund	1%	1%	2%	3%	3%	3%	4%	6%	8%	9%

Equity	95%	93%	89%	84%	77%	68%	57%	45%	32%	25%

Fixed Income	5%	7%	11%	16%	23%	32%	43%	55%	68%	75%

* Because of rounding in the calculation of allocations among underlying funds, actual allocations might be more or less than these percentages.

2. The table of Total Annual Fund Operating Expenses in Fund summaries
– Costs associated with your investment is revised as follows to reflect projected expenses, including the elimination of the target date funds’
management fees and based on the funds’ current (6/30/09) asset levels

		Distribution and	Other	Underlying Putnam funds	Total annual fund	Expense
	Management fees	service (12b-1) fees	expenses	total fees and expenses†	operating expenses	reimbursement*	Net expenses

2050 Fund

Class A	0.00%	0.25%	0.13%	1.09%	1.47%	(0.13%)	1.34%

Class B	0.00%	1.00%	0.13%	1.09%	2.22%	(0.13%)	2.09%

Class C	0.00%	1.00%	0.13%	1.09%	2.22%	(0.13%)	2.09%

Class M	0.00%	0.75%	0.13%	1.09%	1.97%	(0.13%)	1.84%

Class R	0.00%	0.50%	0.13%	1.09%	1.72%	(0.13%)	1.59%

Class Y	0.00%	0.00%	0.13%	1.09%	1.22%	(0.13%)	1.09%

2045 Fund

Class A	0.00%	0.25%	0.09%	1.09%	1.43%	(0.09%)	1.34%

Class B	0.00%	1.00%	0.09%	1.09%	2.18%	(0.09%)	2.09%

Class C	0.00%	1.00%	0.09%	1.09%	2.18%	(0.09%)	2.09%

Class M	0.00%	0.75%	0.09%	1.09%	1.93%	(0.09%)	1.84%

Class R	0.00%	0.50%	0.09%	1.09%	1.68%	(0.09%)	1.59%

Class Y	0.00%	0.00%	0.09%	1.09%	1.18%	(0.09%)	1.09%

		Distribution and	Other	Underlying Putnam funds	Total annual fund	Expense
	Management fees	service (12b-1) fees	expenses	total fees and expenses†	operating expenses	reimbursement*	Net expenses

2040 Fund

Class A	0.00%	0.25%	0.08%	1.07%	1.40%	(0.08%)	1.32%

Class B	0.00%	1.00%	0.08%	1.07%	2.15%	(0.08%)	2.07%

Class C	0.00%	1.00%	0.08%	1.07%	2.15%	(0.08%)	2.07%

Class M	0.00%	0.75%	0.08%	1.07%	1.90%	(0.08%)	1.82%

Class R	0.00%	0.50%	0.08%	1.07%	1.65%	(0.08%)	1.57%

Class Y	0.00%	0.00%	0.08%	1.07%	1.15%	(0.08%)	1.07%

2035 Fund

Class A	0.00%	0.25%	0.09%	1.06%	1.40%	(0.09%)	1.31%

Class B	0.00%	1.00%	0.09%	1.06%	2.15%	(0.09%)	2.06%

Class C	0.00%	1.00%	0.09%	1.06%	2.15%	(0.09%)	2.06%

Class M	0.00%	0.75%	0.09%	1.06%	1.90%	(0.09%)	1.81%

Class R	0.00%	0.50%	0.09%	1.06%	1.65%	(0.09%)	1.56%

Class Y	0.00%	0.00%	0.09%	1.06%	1.15%	(0.09%)	1.06%

2030 Fund

Class A	0.00%	0.25%	0.09%	1.04%	1.38%	(0.09%)	1.29%

Class B	0.00%	1.00%	0.09%	1.04%	2.13%	(0.09%)	2.04%

Class C	0.00%	1.00%	0.09%	1.04%	2.13%	(0.09%)	2.04%

Class M	0.00%	0.75%	0.09%	1.04%	1.88%	(0.09%)	1.79%

Class R	0.00%	0.50%	0.09%	1.04%	1.63%	(0.09%)	1.54%

Class Y	0.00%	0.00%	0.09%	1.04%	1.13%	(0.09%)	1.04%

2025 Fund

Class A	0.00%	0.25%	0.09%	1.02%	1.36%	(0.09%)	1.27%

Class B	0.00%	1.00%	0.09%	1.02%	2.11%	(0.09%)	2.02%

Class C	0.00%	1.00%	0.09%	1.02%	2.11%	(0.09%)	2.02%

Class M	0.00%	0.75%	0.09%	1.02%	1.86%	(0.09%)	1.77%

Class R	0.00%	0.50%	0.09%	1.02%	1.61%	(0.09%)	1.52%

Class Y	0.00%	0.00%	0.09%	1.02%	1.11%	(0.09%)	1.02%

2020 Fund

Class A	0.00%	0.25%	0.09%	1.02%	1.36%	(0.09%)	1.27%

Class B	0.00%	1.00%	0.09%	1.02%	2.11%	(0.09%)	2.02%

Class C	0.00%	1.00%	0.09%	1.02%	2.11%	(0.09%)	2.02%

Class M	0.00%	0.75%	0.09%	1.02%	1.86%	(0.09%)	1.77%

Class R	0.00%	0.50%	0.09%	1.02%	1.61%	(0.09%)	1.52%

Class Y	0.00%	0.00%	0.09%	1.02%	1.11%	(0.09%)	1.02%

2015 Fund

Class A	0.00%	0.25%	0.08%	1.02%	1.35%	(0.08%)	1.27%

Class B	0.00%	1.00%	0.08%	1.02%	2.10%	(0.08%)	2.02%

Class C	0.00%	1.00%	0.08%	1.02%	2.10%	(0.08%)	2.02%

Class M	0.00%	0.75%	0.08%	1.02%	1.85%	(0.08%)	1.77%

Class R	0.00%	0.50%	0.08%	1.02%	1.60%	(0.08%)	1.52%

Class Y	0.00%	0.00%	0.08%	1.02%	1.10%	(0.08%)	1.02%

		Distribution and	Other	Underlying Putnam funds	Total annual fund	Expense
	Management fees	service (12b-1) fees	expenses	total fees and expenses†	operating expenses	reimbursement*	Net expenses

2010 Fund

Class A	0.00%	0.25%	0.09%	1.01%	1.35%	(0.09%)	1.26%

Class B	0.00%	1.00%	0.09%	1.01%	2.10%	(0.09%)	2.01%

Class C	0.00%	1.00%	0.09%	1.01%	2.10%	(0.09%)	2.01%

Class M	0.00%	0.75%	0.09%	1.01%	1.85%	(0.09%)	1.76%

Class R	0.00%	0.50%	0.09%	1.01%	1.60%	(0.09%)	1.51%

Class Y	0.00%	0.00%	0.09%	1.01%	1.10%	(0.09%)	1.01%

Maturity Fund

Class A	0.00%	0.25%	0.07%	1.00%	1.32%	(0.07%)	1.25%

Class B	0.00%	1.00%	0.07%	1.00%	2.07%	(0.07%)	2.00%

Class C	0.00%	1.00%	0.07%	1.00%	2.07%	(0.07%)	2.00%

Class M	0.00%	0.75%	0.07%	1.00%	1.82%	(0.07%)	1.75%

Class R	0.00%	0.50%	0.07%	1.00%	1.57%	(0.07%)	1.50%

Class Y	0.00%	0.00%	0.07%	1.00%	1.07%	(0.07%)	1.00%

* Reflects Putnam Management’s contractual obligation to reimburse the funds for other expenses (not including brokerage, interest, taxes, investment-related expenses and extraordinary expenses) through at least July 31, 2010. For information regarding expense limitations, see Charges and Expenses in the Statement of Additional Information (“SAI”).

† Expenses are estimates of the net annual fund operating expenses of the underlying Putnam funds that each fund bears indirectly, based on projected net expenses of each underlying Putnam fund, reflecting Putnam Management’s contractual obligation to limit certain of the underlying Putnam funds’ expenses from August 1, 2009 though at least July 31, 2010, in each case based on underlying Putnam funds’ June 30, 2009 asset levels, and assuming allocation of the target date funds’ assets among the underlying Putnam funds as described above. Expenses may be higher or lower depending on the allocation of a fund’s assets among the underlying Putnam funds and the actual expenses of the underlying Putnam funds.

3. The table in Fund summaries – Costs associated with your investment – How do these fees and expenses look in dollar terms? is hereby replaced with the following:

EXAMPLE: Sales charge plus annual operating expenses on a $10,000 investment over time

	1 year	3 years	5 years	10 years

2050 Fund

Class A	$704	$975	$1,267	$2,095

Class B	$712	$955	$1,324	$2,229*

Class B (no redemption)	$212	$655	$1,124	$2,229*

Class C	$312	$655	$1,124	$2,421

Class C (no redemption)	$212	$655	$1,124	$2,421

Class M	$530	$908	$1,311	$2,433

Class R	$162	$502	$866	$1,889

Class Y	$111	$347	$601	$1,329

2045 Fund

Class A	$704	$975	$1,267	$2,095

Class B	$712	$955	$1,324	$2,229*

Class B (no redemption)	$212	$655	$1,124	$2,229*

Class C	$312	$655	$1,124	$2,421

Class C (no redemption)	$212	$655	$1,124	$2,421

Class M	$530	$908	$1,311	$2,433

Class R	$162	$502	$866	$1,889

Class Y	$111	$347	$601	$1,329

2040 Fund

Class A	$702	$969	$1,257	$2,074

Class B	$710	$949	$1,314	$2,208*

Class B (no redemption)	$210	$649	$1,114	$2,208*

Class C	$310	$649	$1,114	$2,420

Class C (no redemption)	$210	$649	$1,114	$2,420

Class M	$528	$902	$1,301	$2,412

Class R	$160	$496	$855	$1,867

Class Y	$109	$340	$590	$1,306

2035 Fund

Class A	$701	$966	$1,252	$2,063

Class B	$709	$946	$1,308	$2,197*

Class B (no redemption)	$209	$646	$1,108	$2,197*

Class C	$309	$646	$1,108	$2,390

Class C (no redemption)	$209	$646	$1,108	$2,390

Class M	$527	$900	$1,296	$2,402

Class R	$159	$493	$850	$1,856

Class Y	$108	$337	$585	$1,294

2030 Fund

Class A	$699	$960	$1,242	$2,042

Class B	$707	$940	$1,298	$2,176*

Class B (no redemption)	$207	$640	$1,098	$2,176*

Class C	$307	$640	$1,098	$2,369

Class C (no redemption)	$207	$640	$1,098	$2,369

Class M	$526	$894	$1,286	$2,382

Class R	$157	$486	$839	$1,834

Class Y	$106	$331	$574	$1,271

	1 year	3 years	5 years	10 years

2025 Fund

Class A	$697	$955	$1,232	$2,021

Class B	$705	$934	$1,288	$2,155*

Class B (no redemption)	$205	$634	$1,088	$2,155*

Class C	$305	$634	$1,088	$2,348

Class C (no redemption)	$205	$634	$1,088	$2,348

Class M	$524	$888	$1,276	$2,361

Class R	$155	$480	$829	$1,813

Class Y	$104	$325	$563	$1,248

2020 Fund

Class A	$697	$955	$1,232	$2,021

Class B	$705	$934	$1,288	$2,155*

Class B (no redemption)	$205	$634	$1,088	$2,155*

Class C	$305	$634	$1,088	$2,348

Class C (no redemption)	$205	$634	$1,088	$2,348

Class M	$524	$888	$1,276	$2,361

Class R	$155	$480	$829	$1,813

Class Y	$104	$325	$563	$1,248

2015 Fund

Class A	$697	$955	$1,232	$2,021

Class B	$705	$934	$1,288	$2,155*

Class B (no redemption)	$205	$634	$1,088	$2,155*

Class C	$305	$634	$1,088	$2,348

Class C (no redemption)	$205	$634	$1,088	$2,348

Class M	$524	$888	$1,276	$2,361

Class R	$155	$480	$829	$1,813

Class Y	$104	$325	$563	$1,248

2010 Fund

Class A	$696	$952	$1,227	$2,010

Class B	$704	$930	$1,283	$2,144*

Class B (no redemption)	$204	$630	$1,083	$2,144*

Class C	$304	$630	$1,083	$2,338

Class C (no redemption)	$204	$630	$1,083	$2,338

Class M	$523	$885	$1,271	$2,351

Class R	$154	$477	$824	$1,802

Class Y	$103	$322	$558	$1,236

Maturity Fund

Class A	$695	$949	$1,222	$1,999

Class B	$703	$927	$1,278	$2,134*

Class B (no redemption)	$203	$627	$1,078	$2,134*

Class C	$303	$627	$1,078	$2,327

Class C (no redemption)	$203	$627	$1,078	$2,327

Class M	$522	$882	$1,266	$2,340

Class R	$153	$474	$818	$1,791

Class Y	$102	$318	$552	$1,225

* Reflects conversion of Class B shares to Class A shares, which pay lower 12b-1 fees. Conversion occurs eight years after purchase.

4. The goals, main investment strategies and related risks of Putnam Money Market Fund and of Putnam Asset Allocation: Equity Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Asset Allocation: Balanced Portfolio and Putnam Asset Allocation: Conservative Portfolio are set forth in the Prospectus in the sections What are the goals, main investment strategies and related risks of the underlying Putnam funds? and Appendix A, respectively. The goals, main investment strategies and related risks of Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund are set forth below.

GOAL

Each fund seeks to earn a positive total return that exceeds the rate of inflation by a targeted amount over a reasonable period of time regardless of market conditions. The target return for each fund is the rate of inflation plus a number of basis points specified in the fund’s name. For example, the Absolute Return 500 Fund seeks to earn a total return of 500 basis points (or 5.00%) over the rate of inflation.

MAIN INVESTMENT STRATEGIES

The use of the term “absolute return” in each fund’s name is meant to distinguish the fund’s goal and investment strategies from those of most other mutual funds available in the marketplace. Most mutual funds are generally managed with a goal of outperforming an index of securities or an index of competitive funds. As a result, even if these funds are successful in achieving their goals, their investment returns may be positive or negative and will tend to reflect the general direction of the markets. An “absolute return” strategy seeks to earn a positive total return over a reasonable period of time regardless of market conditions or general market direction. As a result, if this strategy is successful, investors should expect the funds to outperform the general securities markets during periods of flat or negative market performance, to underperform during periods of strong positive market performance, and typically to produce less volatile returns than general securities markets.

The funds seek to earn their target returns over a reasonable period of time. Since investment returns will likely fluctuate over shorter periods of time as market conditions vary, even under an “absolute return” strategy, the funds are designed for investors with longer term investment horizons—generally at least three years or more.

The funds pursue their goals through portfolios that are structured to offer varying degrees of risk, expected volatility and expected returns. The funds seek to earn a positive total return that exceeds, by a particular amount, the rate of inflation, as reflected by the return of the Merrill Lynch U.S. Treasury Bill Index. The index tracks the performance of U.S. dollar denominated U.S. Treasury bills, which represent obligations of the U.S. Government having a maturity of one year or less, and is intended as an approximate measure of the rate of inflation.

While the funds seek returns in excess of the Merrill Lynch U.S. Treasury Bill Index, you should be aware that an investment in the funds is not the same as an investment in the Merrill Lynch U.S. Treasury Bill Index. An investment in U.S. Treasury bills, which are supported by the full faith and credit of the U.S. Government, is generally considered a risk free investment. Investing in the funds, however, does involve certain risks, including the risk of loss. Because risk and reward are related, you should expect the risk associated with an investment in a fund, and the volatility of that fund’s returns, to increase as the fund seeks higher returns.

Absolute Return 100 and 300 Funds – Global multi-sector bond strategies

These funds are designed to pursue consistent absolute returns with relatively low volatility and limited market risk through a broadly diversified portfolio reflecting uncorrelated fixed income strategies designed to exploit market inefficiencies across global markets and fixed income sectors, including:

● Sovereign: Obligations of governments in developed and emerging markets,

● Credit: Investment grade debt, high yield debt, bank loans, convertible bonds and structured credit, and

● Securitized: Mortgage-backed securities, asset-backed securities, commercial mortgage-backed securities and collateralized mortgage obligations.

We may use derivatives to obtain or enhance exposure to the fixed income sectors and strategies mentioned above, and to hedge against risk. Absolute Return 300 Fund has a higher risk and return profile than Absolute Return 100 Fund as a result of increased exposure to these fixed income sectors and strategies.

Absolute Return 500 and 700 Funds – Asset allocation and overlay strategies

These funds each combine two separate investment strategies—a beta strategy and an alpha strategy.

The beta strategy consists of a globally diversified asset allocation strategy. It seeks to balance risk and to provide positive total return by investing, without limit, in many different asset classes, including:

● U.S., international, and emerging markets equity securities,

● U.S., international, and emerging markets fixed-income securities,

● commodities,

● real estate investment trusts,

● high yield securities,

● currencies, and

● inflation-protected securities.

A fund may gain exposure to these asset classes both through direct cash investments and through investments in derivatives. A fund may also use derivatives to seek enhanced returns from these asset classes as well as to leverage its exposure to the beta strategy as a whole. Absolute Return 700 Fund has a higher risk and return profile than Absolute Return 500 Fund as a result of increased exposure to these asset classes, which we obtain by using derivatives. Each of these funds has a higher risk and return profile than the Absolute Return 100 and 300 Funds.

The alpha strategy involves the potential use of various “overlay” strategies. These consist of diverse active trading strategies designed to provide additional total return through the exploitation of market inefficiencies and other conditions, including trading strategies involving active security selection, tactical asset allocation, currency transactions and options transactions.

The beta strategy of allocating assets among many asset classes generally depends upon the direction of the relevant markets for success, while the overlay strategies that comprise the alpha strategy are generally designed not to depend upon market direction for success. The beta and alpha strategies are intended to be uncorrelated and to operate largely independently, thus improving a fund’s chances of earning a positive total return regardless of market conditions. Both the beta and alpha strategies are dynamic, permitting us to take advantage of opportunities that arise from different economic conditions. We may use derivatives in implementing the beta and alpha strategies.

MAIN RISKS

Because each fund seeks to earn returns from exposure to many different fixed income sectors in the case of Absolute Return 100 and 300 Funds, and many different asset classes in the case of Absolute Return 500 and 700 Funds, it will also be exposed to many different types of investment risks. The main risks that could adversely affect the value of each Absolute Return fund’s shares and the total return on your investment include:

» Allocation risk – the risk that our judgments about fixed income sectors or asset classes may not be correct, adversely affecting a fund’s performance. This risk is increased when a fund uses derivatives to increase its exposure to fixed income sectors or asset classes. These derivatives can create investment leverage, which will magnify the impact to the fund of its investments in an underperforming fixed income sector or asset class.

» Overlay strategy risk – the risk that our overlay strategies for the Absolute Return 500 and 700 Funds may not work as intended. Overlay strategies may lose money or may not earn a return sufficient to cover associated trading and other costs.

» Market risk – the risk that movements in financial markets will adversely affect the price of a fund’s investments, regardless of how well the companies in which we invest perform.

» Equity risk – the risk that the stock price of one or more of the companies in the Absolute Return 500 and 700 Fund’s portfolio will fall, or will fail to rise. Many factors can adversely affect a stock’s performance, including both general financial market conditions and factors related to a specific company or industry. This risk is generally greater for small and midsized companies, which tend to be more vulnerable to adverse developments.

» Interest rate risk – the risk that the prices of the fixed-income investments we buy will fall if interest rates rise. Interest rate risk is generally higher for investments with longer maturities.

» Credit risk – the risk that the issuers of a fund’s fixed-income investments will not make timely payments of interest and principal. This credit risk is generally higher for debt that is below investment-grade in quality.

» Foreign risk – the risks of investing outside the United States, such as currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. These risks are increased for investments in emerging markets.

» Derivatives risk – the risk that a fund’s use of derivatives will cause losses due to increased exposure to the risks described above, the unexpected effect of market movements on a derivative’s price, or the potential inability to terminate derivatives positions.

5. Additional information about the investment strategies and related risks of all underlying Putnam funds is set forth in the Prospectus in the sections What are the goals, main investment strategies and related risks of the underlying Putnam funds? – Additional information about investment strategies and related risks of the underlying Putnam funds and Appendix A. Additional information about the investment strategies and related risks of Putnam Absolute Return 100 Fund, Putnam Absolute Return 300 Fund, Putnam Absolute Return 500 Fund, and Putnam Absolute Return 700 Fund is set forth below.

Global bond strategies – Absolute Return 100 and 300 Funds

We seek to efficiently mix a number of independent global fixed income investment strategies. These strategies may be based on security selection, allocation among sub-sectors within sectors of the fixed income market, such as the investment grade and high yield sub-sectors within the credit sector, macroeconomic developments (such as those relating to currencies and country-specific developments), and other techniques. By using a number of different strategies, the funds may take advantage of today’s global fixed income markets, which are complex, rapidly evolving, and characterized by newly defined instruments, sub-sectors, and derivatives that, we believe, offer substantial opportunities. We invest without limit in all available global fixed income instruments, including lower-rated debt, to diversify portfolio exposure regardless of market conditions.

When the funds use derivatives to increase their exposure to investments, the derivatives may create investment leverage, which involves risks. If our judgments about the performance of various fixed income sectors or investments prove incorrect, and a fund’s exposure to underperforming sectors or investments is increased through the use of derivatives, a relatively small market movement may result in significant losses to the fund. In general, to the extent that leverage is used in these funds, Absolute Return 300 Fund is expected to make greater use of leverage than Absolute Return 100 Fund. This use of leverage is one of the reasons that, while Absolute Return 300 Fund has a higher expected return than Absolute Return 100 Fund, it also has higher expected risk and volatility. Another distinction between the funds from time to time may be a higher cash position in Absolute Return 100 Fund.

Beta strategy – Absolute Return 500 and 700 Funds

Through the beta strategy, we invest without limit in many asset classes directly or though derivatives. These asset classes include equity and fixed-income (including high yield) securities of U.S. and foreign corporate and governmental issuers and currencies. We also allocate the funds’ assets to less traditional asset classes such as commodities, inflation-protected securities and real estate investment trusts. Allocations to these less traditional asset classes are intended to, in part, protect a fund’s portfolio from downturns in the equity and fixed income markets and against inflation. However, we cannot assure you that any asset classes will perform as expected. If our assessment of the risk and return potential of asset classes is incorrect, a fund could significantly underperform the markets in general, particular markets, or other funds that make similar investments.

Although we may adjust asset allocations at any time and without constraint, we expect generally to allocate the majority of the funds’ assets to investments in traditional asset classes. Our asset allocation is intended to reduce risk and volatility in the portfolios and to provide protection against a decline in the funds’ assets. However, we cannot assure you that our asset allocation judgments will achieve these objectives.

Within each asset class, we make specific investments on the basis of quantitative analysis, in addition to fundamental research and analysis. Even if our asset allocation decisions are successful, if the particular investments that we make within each asset class do not perform as we expect, the funds may fail to meet their objectives or may lose money.

We expect that the funds will generally use leverage to increase their exposure to investments. The use of leverage involves risks. If our judgments about the performance of various asset classes or investments prove incorrect, and a fund’s exposure to underperforming asset classes or investments is increased through the use of leverage, a relatively small market movement may result in significant losses to the fund.

The funds expect to employ different levels of investment leverage in pursuing their beta strategies. Under normal market conditions, we expect that, on average, investment leverage on a net notional basis will be approximately 50% of net assets in the case of Absolute Return 500 Fund and 100% of net assets in the case of Absolute Return 700 Fund, although the amounts of leverage may be significantly higher or lower at any given time. Investment leverage means that, for every $100 invested in a fund, the fund will obtain an exposure to more than $100 of underlying investments after long and short positions are netted against each other – exposure to $150 of underlying investments, for investment leverage of 50%; and exposure to $200 of underlying investments, for investment leverage of 100%. The funds’ alpha strategies may also entail leverage.

Alpha strategy – Absolute Return 500 and 700 Funds

The funds’ alpha strategy involves using “overlay” strategies to seek enhanced returns. There is no restriction on the type or number of overlay strategies that we may employ.

Because overlay strategies are designed to generate a return regardless of market direction, we can use them to generate a positive investment return even in broadly declining markets. Though the funds’ alpha strategy is intended to earn a positive total return even when the general market declines, the funds’ beta strategy is unlikely to earn a positive return in those circumstances. However, while we intend the overlay strategies to be relatively uncorrelated with one another and with the performance of most asset classes to which the funds are exposed through the beta strategy, it is possible that the performance of various asset classes and overlay strategies may be correlated under certain market conditions, which may negatively affect a fund’s performance. In addition, it is possible that an overlay strategy may be unsuccessful if it is flawed in design or implementation. Overlay strategies may involve investment leverage. Overlay strategies may fail to make money in broadly declining markets, and may lose money even in broadly advancing markets.

Interest rate risk – Absolute Return 100, 300, 500 and 700 Funds

In addition to the interest rate risks associated with fixed-income investments disclosed elsewhere in the Prospectus, these funds are subject to risks associated with inflation-protected securities. Inflation-protected securities are debt instruments whose principal and/or interest are adjusted for inflation. A fund may invest in inflation-protected securities issued by the U.S. Department of Treasury, by non-U.S. governments, or by private issuers. Inflation-protected securities issued by the U.S. Treasury pay a fixed rate of interest that is applied to an inflation-adjusted principal amount. The principal amount is adjusted based on changes in the Consumer Price Index, a measure of inflation. The principal due at maturity is typically equal to the inflation-adjusted principal amount, or to the instrument’s original par value, whichever is greater. Because the principal amount would be adjusted downward during a period of deflation, each fund will be subject to deflation risk with respect to its investments in these securities. In addition, if a fund purchases inflation-adjusted debt instruments in the secondary market whose principal values have been adjusted upward due to inflation since issuance, the fund may experience a loss if there is a subsequent period of deflation.

Credit risk – Absolute Return 100, 300, 500 and 700 Funds

In addition to the credit risks associated with fixed-income investments disclosed elsewhere in the Prospectus, these funds are subject to risks associated with certain below-investment-grade securities. We may invest without limit in higher-yield, higher-risk debt, investments that are below investment grade. However, we may invest no more than 15% of each fund’s total assets in debt investments rated below CCC or its equivalent, at the time of purchase, by each agency rating such investments, including investments in the lowest rating category of the rating agency, and in unrated investments that we believe are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.

Other investments – Absolute Return 500 and 700 Funds

Real estate investment trusts (REITs). A REIT pools investors’ funds for investment primarily in income-producing real estate properties or real estate-related loans (such as mortgages). The real estate properties in which REITs invest typically include properties such as office buildings, retail and industrial facilities, hotels, apartment buildings and healthcare facilities. We will invest in publicly-traded REITs listed on national securities exchanges. The yields available from investments in REITs depend on the amount of income and capital appreciation generated by the related properties. Investments in REITs are subject to the risks associated with direct ownership in real estate, including economic downturns that have an adverse effect on real estate markets.

Commodity-linked notes. Commodity-linked notes are debt securities whose maturity values or interest rates are determined by reference to a single commodity or to all or a portion of a commodities index. Commodity-linked notes may be positively or negatively indexed, meaning their maturity value may be structured to increase or decrease as commodity values change. Investments in commodity-linked notes are subject to the risks associated with the overall commodities markets and other factors that affect the value of commodities, including weather, disease, political, tax and other regulatory developments. Commodity-linked notes may be more volatile and less liquid than the underlying measures, have substantial risk of loss with respect to both principal and interest and are subject to the credit risks associated with the issuer. A fund’s investment in commodity-linked notes may be limited by its intention to qualify as a regulated investment company.

SUPPLEMENT DATED AUGUST 28, 2009

TO THE STATEMENT OF ADDITIONAL INFORMATION OF PUTNAM
RETIREMENTREADY® FUNDS DATED NOVEMBER 30, 2008

In July 2009 the Board of Trustees of the Putnam Funds approved an Amended and Restated Management Contract dated as of August 1, 2009 with the Trust pursuant to which the funds pay no management fee to Putnam Management.

1. The first paragraph under the heading CHARGES AND EXPENSES – Management Fees is hereby deleted in its entirety and replaced with the following:

Under the Amended and Restated Management Contract dated as of August 1, 2009 with the Trust, the funds do not pay a monthly management fee to Putnam Management. However, Putnam Management receives management fees from the underlying Putnam funds.

Under the prior Management Contract with the Trust, which was dated August 3, 2007, each fund paid a monthly fee to Putnam Management based on the average net assets of such fund, as determined at the close of each business day during the month, at the annual rate of 0.05% of the average net asset value of such fund.

2. The second paragraph under the heading CHARGES AND EXPENSES – Management Fees is hereby revised to reflect that the management fees reflected in the table were incurred under the management contract previously in effect.

3. The paragraph under the heading CHARGES AND EXPENSES – Management Fees – Fund specific expense limitation is hereby deleted in its entirety. The following language is inserted immediately after the section CHARGES AND EXPENSES – Management Fees:

Expense limitation

Putnam Management has contractually agreed to reimburse the funds for other expenses (not including brokerage, interest, taxes, investment-related expenses, payments under distribution plans and extraordinary expenses) through at least July 31, 2010.

1
08/09